UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7083

Name of Fund:  MuniYield Arizona Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield Arizona Fund, Inc., 800 Scudders Mill
     Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniYield Arizona Fund, Inc.
Schedule of Investments as of January 31, 2005                                                               (in Thousands)
                      Face
                    Amount     Municipal Bonds                                                                        Value
Arizona - 123.5%

                   $ 1,650     Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                               Refunding Bonds, AMT, Junior Sub-Series, 6.30% due 12/01/2008                       $  1,669

                               Arizona Health Facilities Authority, Hospital System Revenue Bonds
                               (John C. Lincoln Health Network):
                       500         6.875% due 12/01/2020                                                                565
                     1,125         7% due 12/01/2025                                                                  1,265

                     1,785     Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                               Series A, 6.625% due 7/01/2020                                                         2,000

                       570     Arizona Health Facilities Authority, Revenue Refunding Bonds (Blood Systems Inc.),
                               5% due 4/01/2021                                                                         580

                     3,000     Arizona School Facilities Board, State School Improvement Revenue Bonds, 5.50%
                               due 7/01/2017                                                                          3,384

                               Arizona State University Revenue Bonds (e):
                     1,500         5.75% due 7/01/2027                                                                1,723
                     4,335         DRIVERS, Series 270, 8.85% due 7/01/2021 (m)                                       5,435

                               Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds,
                               AMT:
                     3,285         Junior Subordinated Series B-1, 6.15% due 5/01/2029                                3,555
                     1,000         Senior-Series A-1, 5.90% due 5/01/2024                                             1,077

                               Arizona Tourism and Sports Authority, Tax Revenue Bonds:
                     1,000         (Baseball Training Facilities Project), 5% due 7/01/2016                           1,045
                     2,000         (Multi-Purpose Stadium Facility), Series A, 5.375% due 7/01/2023 (b)               2,239

                       500     Glendale, Arizona, Development Authority, Educational Facilities Revenue Refunding
                               Bonds (American Graduate School International), 5.875% due 7/01/2015 (c)                 525

                     2,405     Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                               6.125% due 4/01/2018                                                                   2,541

                     1,000     Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                               Project 1), Series A, 6.625% due 7/01/2020                                               993

                     2,400     Maricopa County, Arizona, IDA, Hospital Facility Revenue Refunding Bonds
                               (Samaritan Health Services), Series A, 7% due 12/01/2016 (b)(d)                        3,064

Portfolio Abbreviations

To simplify the listings of MuniYield Arizona Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family
VRDN       Variable Rate Demand Notes



MuniYield Arizona Fund, Inc.
Schedule of Investments as of January 31, 2005 (concluded)                                                   (in Thousands)
                      Face
                    Amount     Municipal Bonds                                                                        Value
Arizona (concluded)
                               Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds:
                   $ 1,000         (Metro Gardens - Mesa Ridge Apartments Project), Series 1999A, 5.15%
                                   due 7/01/2029 (b)                                                               $  1,003
                     2,395         (Place Five and Greenery Apartments), Series A, 6.625% due 1/01/2027 (d)           2,661

                       350     Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (San Martin
                               Apartments Project), VRDN, AMT, Series A-1, 1.87% due 6/15/2035 (l)(n)                   350

                       375     Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series 1B, 6.25%
                               due 9/01/2032 (f)(i)                                                                     376

                               Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding, Series A:
                     1,000         (El Paso Electric Company Project), 6.25% due 5/01/2037                            1,016
                     1,485         (Public Service Company of New Mexico Project), 6.30% due 12/01/2026               1,594

                     2,250     Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds, RIB,
                               Series 511X, 8.89% due 7/01/2014 (a)(m)                                                2,821

                     1,825     Maricopa County, Arizona, Scottsdale Unified School District Number 48, GO,
                               6.60% due 7/01/2012                                                                    2,220

                       500     Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO,
                               Refunding, 7.50% due 7/01/2010 (e)                                                       610

                     1,000     Maricopa County, Arizona, Unified School District Number 090, School Improvement,
                               GO (Saddle Mountain), Series A, 5% due 7/01/2014                                       1,056

                               Mesa, Arizona, IDA Revenue Bonds (Discovery Health Systems), Series A (b):
                     1,000         5.875% due 1/01/2014                                                               1,132
                     1,500         5.625% due 1/01/2015                                                               1,669

                     1,000     Mesa, Arizona, Utility System Revenue Bonds, 6.125% due 7/01/2007 (e)(k)               1,095

                     1,000     Navajo County, Arizona, IDA, IDR (Stone Container Corporation Project), AMT, 7.40%
                               due 4/01/2026                                                                          1,038

                     4,500     Northern Arizona University System Revenue Bonds, 5.50% due 6/01/2034 (e)              4,983

                     2,500     Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Refunding
                               Bonds, Junior Lien, 5.50% due 7/01/2020 (e)                                            2,814

                     1,750     Phoenix, Arizona, GO, Refunding, DRIVERS, Series 173, 12.843% due 7/01/2008 (m)        2,295

                     2,500     Phoenix, Arizona, IDA, Revenue Bonds (Camelback Crossing), 6.35% due 9/20/2035 (i)     2,710

                       300     Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series 1A, 6.25% due
                               9/01/2032 (f)(i)                                                                         301

                               Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                               Project), Series C:
                       750         6.70% due 7/01/2021                                                                  786
                     1,000         6.75% due 7/01/2031                                                                1,035

                     1,000     Pima County, Arizona, IDA, Revenue Refunding Bonds (Health Partners), Series A,
                               5.625% due 4/01/2014 (b)                                                               1,078

                       705     Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, AMT, Series A-1,
                               6.20% due 11/01/2030 (f)(g)                                                              732

                     3,050     Pima County, Arizona, Unified School District Number 1, Tucson, GO, Refunding,
                               7.50% due 7/01/2009 (e)                                                                3,626

                               Pinal County, Arizona, COP:
                     1,250         5% due 12/01/2026                                                                  1,286
                     1,250         5% due 12/01/2029                                                                  1,266

                     2,250     Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale Healthcare),
                               5.80% due 12/01/2031                                                                   2,423

                     1,500     South Campus Group LLC, Arizona Student Housing Revenue Bonds (Arizona State
                               University South Campus Project), Series 2003, 5.625% due 9/01/2035 (b)                1,689

                               Tucson and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds
                               (Mortgage-Backed Securities Program), AMT, Series A-1 (g):
                       840         6% due 7/01/2021 (f)                                                                 851
                       280         6.20% due 1/01/2034                                                                  281

                     1,500     Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care
                               Tucson Inc. Project), Series A, 6.125% due 7/01/2024 (j)                               1,693

                     1,000     Vistancia, Arizona, Community Facilities District, GO, 6.75% due 7/15/2022             1,031

                     2,000     Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                               Medical Center), Series A, 6% due 8/01/2033                                            2,127

Puerto Rico - 20.1%

                       500     Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 9.353% due
                               7/01/2016 (b)(m)                                                                         629

                               Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                               Revenue Refunding Bonds:
                     1,000         Series D, 5.75% due 7/01/2041                                                      1,134
                     1,000         Series J, 5.50% due 7/01/2023                                                      1,113

                     2,000     Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125% due 7/01/2031       2,077

                               Puerto Rico Electric Power Authority, Power Revenue Bonds:
                     1,500         Series NN, 5.125% due 7/01/2029                                                    1,575
                       695         Trust Receipts, Class R, Series 16 HH, 9.333% due 7/01/2013 (h)(m)                   889

                       750     Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, RIB,
                               Series 449X, 8.91% due 7/01/2016 (a)(m)                                                  798

                     2,000     Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                               Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                               6.625% due 6/01/2026                                                                   2,168

                     2,000     Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                               Bonds, Series I, 5.25% due 7/01/2033                                                   2,127

                     1,000     Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                               Series E, 5.50% due 8/01/2029                                                          1,069

                               Total Investments (Cost - $90,085*) - 143.6%                                          96,887
                               Other Assets Less Liabilities - 1.3%                                                     875
                               Preferred Stock, at Redemption Value - (44.9%)                                      (30,306)
                                                                                                                  ---------
                               Net Assets Applicable to Common Stock - 100.0%                                     $  67,456
                                                                                                                  =========

(a)AMBAC Insured.

(b)MBIA Insured.

(c)Connie Lee Insured.

(d)Escrowed to maturity.

(e)FGIC Insured.

(f)FHLMC Collateralized.

(g)FNMA/GNMA Collateralized.

(h)FSA Insured.

(i)GNMA Collateralized.

(j)Radian Insured.

(k)Prerefunded.

(l)FNMA Collateralized.

(m)The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(n)Security has a maturity of more than one year, but has variable rate and demand features, which qualify it as a short-term security.
The rate disclosed is that currently in effect. The rate changes periodically based on prevailing market rates.

Investments in companies considered to be an affiliate of the Fund
(such companies are defined as Affiliated Companies in Section
2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                 Net       Dividend
Affiliate                                   Activity         Income

CMA Arizona Municipal Money Fund               (914)         $    2

*The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

Aggregate cost                                            $  90,094
                                                          =========
Gross unrealized appreciation                                $6,880
Gross unrealized depreciation                                  (87)
                                                          ---------
Net unrealized appreciation                               $   6,793
                                                          =========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Arizona Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Arizona Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Arizona Fund, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Arizona Fund, Inc.


Date: March 21, 2005